Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,392,937,486	3,528,429,451	3,608,391,999
Decrease of common stock by cancellation of treasury stock	(150,000,000)	(179,000,000)
Common stock held in treasury:
Repurchases of common stock	(100,020,867)	(170,027,391)	(121,010,524)
Sales of common stock	180	201	468
Common stock issued to employees	17,894,000	34,115,500	40,677,400
Cancellation of treasury stock	150,000,000	179,000,000
Other net change in treasury stock	(10,000)	419,725	370,108
Common stock outstanding at end of year	3,310,800,799	3,392,937,486	3,528,429,451